Income Taxes - Additional Information (Detail) (JPY ¥)	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 4,501,000,000,000
Unrecognized tax benefits, Interest and penalties	651,000,000	602,000,000
Unrecognized tax benefits	1,829,000,000	4,193,000,000	11,639,000,000
Unrecognized tax benefits that, if recognized, would affect the Group's effective tax rate	1,829,000,000	2,596,000,000
Parent Company
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 3,512,000,000,000